BANK BORROWINGS (Tables)	6 Months Ended	12 Months Ended
	Aug. 31, 2025	Feb. 28, 2025
Debt Disclosure [Abstract]
SCHEDULE OF BANK BORROWINGS

Bank borrowings consisted of the following:

	Term of repayments	Annual interest rate	As of August 31, 2025	As of February 28, 2025
			$’000	$’000

Invoice factoring	Within 12 months	-	60	329
Term loans	5 years	2.0% - 2.5%	1,110	662

			1,170	991

Representing :-
Within 12 months			1,170	991

			1,170	991

Bank borrowings consisted of the following:

	Term of repayments	Annual interest rate	As of February 28, 2025	As of February 29, 2024
			$’000	$’000

Invoice factoring	Within 12 months	-	329	-
Term loans	5 years	2.0% - 2.5%	662	1,183

			991	1,183

Representing :-
Within 12 months			991	695
Over 1 year			-	488

			991	1,183